Significant Accounting Policies	12 Months Ended
Dec. 28, 2013
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

a)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its five wholly-owned subsidiaries as of December 28, 2013: Crailar Inc., a Nevada incorporated company; Hemptown USA, Inc., a Nevada incorporated company; 0697872 B.C. Ltd., a British Columbia incorporated company; Crailar Fiber Technologies Inc., a British Columbia incorporated company, and HTNaturals Apparel Corp, a British Columbia incorporated company. All inter-company transactions and account balances have been eliminated upon consolidation.

b)	Cash and Cash Equivalents

Cash equivalents consist of cash on deposit and term deposits with original maturities of one year or less at the time of issuance. As at December 28, 2013, the Company held $15,000 (2012 - $20,000) in cash equivalents.

c)	Inventory

The raw flax fiber feedstock, decorticated fiber and Crailar fiber is valued at the lower of cost and market. All direct costs are capitalized to raw flax fiber inventory, decorticated fiber inventory and Crailar fiber.

Seed inventory was valued at the lower of average cost and market. Cost comprised the cost to purchase seed and/or growing cost plus any related shipping costs.

Other inventories, which consists of production consumables, are recorded at the lower of cost and replacement cost which approximates net realizable value.

d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant areas requiring management’s estimates and assumptions are inventory costing and net realizable value, the expected future use and other impairment considerations of property and equipment, fair value of warrants, options, derivative liabilities, provision for income taxes, depreciation and financial instruments.

e)	Property and Equipment

Property and equipment are stated at cost and are depreciated as follows:

Automobiles	20% declining balance
Computer equipment	30% declining balance
Computer software	100% declining balance
Equipment	30% declining balance
Furniture and fixtures	20% declining balance
Production Equipment	30% declining balance
Leasehold improvements	Term of lease
Website development	100% declining balance

Depreciation is claimed at one-half of the regular rate in the year of addition, no depreciation is claimed in the year of disposal.

f)	Intangible Assets

Intangible assets are stated at cost and are amortized as follows:

Trademarks	5 year straight - line
License Fee	10 year straight - line
Patent	10 year straight – lin

g)	Revenue Recognition

Revenue is recognized when there is persuasive evidence of a sale arrangement, delivery to the customer has occurred, the fee is fixed and determinable, and collectability is considered probable.

h)	Foreign Currency Translation

The Company’s functional currency is Canadian dollars. The Company translates its financial statements to U.S. dollars using the following method:

All assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the year-end. Revenues and expenses are translated throughout the year at the weighted average exchange rate. Exchange gains or losses from such translations are included in accumulated comprehensive income (loss), as a separate component of stockholders’ equity.

Foreign currency transaction gains and losses are included in the statement of operations and comprehensive loss.

i)                        Income Taxes

The Company utilizes the liability method of accounting for deferred income taxes. Under the liability method, deferred income taxes are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates. A valuation allowance is recorded when it is more likely than not that potential the future tax assets will not be realized.

j)                        Comprehensive Loss

Comprehensive loss is the change in equity during a period resulting from transactions and other events, other than those changes resulting from transactions with owners in their capacity as owners. Other comprehensive income (loss) comprises items of income and expenses that are not recognized in net loss as required or permitted by GAAP.

k)                        Stock-based Compensation

The Company accounts for stock-based payment transactions in which an enterprise receives services in exchange for (a) equity instruments of the enterprise or (b) liabilities that are based on the fair value of the enterprise’s equity instruments or that may be settled by the issuance of such equity instruments. The Company uses the Black-Scholes option-pricing model to establish the fair-value of stock-based awards.

l)                        Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share are computed using the weighted average number of shares outstanding during the year. Common stock equivalents from stock options and warrants were excluded from the calculation of net loss per share for the years ended December 28, 2013 and December 31, 2012 as their effect is anti-dilutive.

m)                        Long-Lived Asset Impairment

Long-lived assets of the Company are reviewed when changes in circumstances suggest their carrying value has become impaired. Management considers assets to be impaired if the carrying value exceeds the estimated discounted future projected cash flows to result from the use of the asset and its eventual disposition. If impairment is deemed to exist, the assets will be written down to fair value. Fair value is generally determined using a hierarchy of fair value methodologies under GAAP, primarily based on a discounted cash flow analysis.

n)                        Risk Management

Currency risk. The Company is exposed to currency risk to the extent that certain inventory and equipment is purchased from Europe. The purchase price for such inventory and equipment is generally in Euros. The Company does not currently hedge its foreign currency exposure, and accordingly, is at risk for foreign currency exchange fluctuations. The Company and its subsidiaries do not have significant transactions or hold significant cash denominated in currencies other than their functional currencies.

Credit risk. The risk in cash accounts is managed through the use of a major financial institution, which has high credit quality as determined by the rating agencies. As at December 28, 2013, $158,000 is due from a single customer and therefore 61% of receivables are exposed to concentration of credit risk.

Interest rate risk. Approximately $1,026,000 of the Company’s debt bears interest at fluctuating rates. Consequentially the Company is exposed to interest rate fluctuations. The Company does not currently hedge its exposure to interest rate risk.

Commodity price risk. Commodity price risk is the risk that the fair value of future cash flows will fluctuate because of changes in the market prices of commodities. The Company is exposed to commodity price risk as it purchases fiber feedstock from the flax producers in Europe. The Company purchases the short fiber waste product called “tow” and the price fluctuates based on supply. The Company has relationships with several short fiber producers and anticipates little issue in obtaining sufficient fiber for its needs. The Company does not currently enter into futures contracts or otherwise hedge its exposure to commodity price risk.

o)                        Research and Development

Research and development costs are charged to operations as incurred.

p)                        Recent Pronouncements There are no recent pronouncements that are applicable to the Company.